SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING

18. SEGMENT REPORTING

Operating segments are components of an enterprise for which separate financial information is available and is regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company has two reportable segments based on its major lines of businesses: laboratory services and manufacturing services. Laboratory segment provides services for pharmaceutical, biotechnology and medical device companies. Manufacturing segment produces advances intermediates and active pharmaceutical ingredients (“APIs”) for use by pharmaceutical companies. Each operating segment derives its revenues from the sale of services or products, and each is the responsibility of a member of the senior management of the Company who has knowledge of product- and service-specific operational risks and opportunities. The Company’s chief operating decision makers have been identified as the Board of Directors, who review the results of the two operating segments when making decisions about allocating resources and assessing performance of the Company.

The following table summarizes the selected revenue and expense information for each reportable segment:

Years ended December 31:
2009:	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$249,909	$20,110	$270,019
Cost of revenues	(145,153)	(16,461)	(161,614)

Gross profit	$104,756	$3,649	$108,405

2010:	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$294,856	$39,205	$334,061
Cost of revenues	(175,116)	(31,353)	(206,469)

Gross profit	$119,740	$7,852	$127,592

2011:	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$332,001	$75,176	$407,177
Cost of revenues	(197,570)	(53,163)	(250,733)

Gross profit	$134,431	$22,013	$156,444

The following table summarized the Company’s revenues by geographic region determined according to the location of the customers:

	Year Ended December 31,
	2009	2010	2011
United States	$209,579	$239,028	$271,346
Europe	31,801	42,167	44,730
Other countries	28,781	52,965	91,383

Gross revenues	$270,161	$334,160	$407,459
Sales tax	(142)	(99)	(282)

Net revenues	$270,019	$334,061	$407,177

The following table summarizes the Company’s net revenues generated from business lines:

	Year Ended December 31,
	2009	2010	2011
Discovery Services	$158,496	$183,604	$196,399
Development Services	27,303	35,762	55,309
U.S. Testing Services	64,110	75,490	80,293
Manufacturing Services	20,110	39,205	75,176

Net revenues	$270,019	$334,061	$407,177

The following table summarizes the Company’s long-lived assets by geographic region determined according to the location of the assets:

	December 31,
	2010	2011
PRC	$188,863	$227,513
United States	16,684	18,181

Total	$205,547	$245,694